Income Tax (Tables)	12 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation

	June 30, 2023	June 30, 2022
Loss before tax	$16,791,770	$1,076,823
Tax rate	17%	17%
Computed tax benefit (expense) at statutory tax rate	2,854,601	183,060

Tax effect of non-deductible or taxable items:
Share-based compensation expenses	(2,236,523)	-
Additional deduction for R&D expenses	—	11,680
Change in valuation allowance	(618,078)	(194,740)
Effect of preferential tax rates	—	—
Income tax expense (benefit)	—	—

Schedule of Deferred Tax Assets and Liabilities	The tax effects of temporary differences that give rise to the deferred tax balances as of June 30, 2023 and 2022 are as follows:

	June 30, 2023	June 30, 2022
Deferred tax assets
Net operating loss carry-forward	$1,015,370	$391,242
Capital allowance	4,805	3,253
Lease liabilities	35,657	6,185
Other provisions	22,470	22,471
Less: valuation allowance	(1,040,858)	(415,300)
Subtotal	37,444	7,851
Deferred tax liabilities
Deferred tax liabilities arising from assets	(37,444)	(7,851)
Total deferred tax assets, net	—	—

Summary of Valuation Allowance

	June 30, 2023	June 30, 2022
The changes related to valuation allowance are as follows:
Balance at the beginning of the year	$415,300	$220,560
Current year addition	625,558	194,740
Balance at the end of the year	1,040,858	415,300